Warrants - Schedule of Public and private placement warrants outstanding (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	5,833,323	5,833,333
Exercise price of warrants	$ 11.5
Expiration date	Aug. 24, 2026
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	181,667	181,667
Exercise price of warrants	$ 11.5
Expiration date	Aug. 24, 2026